Bank Borrowings (Details) - Schedule of banking facilities and aggregate carrying amount - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of banking facilities and aggregate carrying amount [Abstract]
Buildings	$ 31,479	$ 22,732	$ 22,414
Machinery and equipment	17,173	19,297	20,936
Land use rights	4,448	2,789	2,672
Total	$ 53,100	$ 44,818	$ 46,022